Consolidated Statements of Financial Position - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Assets
Non-current assets	€ 21,467,453	€ 24,935,283
Intangible assets	4,078,249	6,033,571
Property and equipment	16,835,608	18,576,268
Other financial assets	155,105	156,757
Deferred tax assets	398,491	168,687
Current assets	128,384,683	56,724,662
Inventories	17,256,055	14,485,822
Trade accounts receivables	26,377,820	25,224,456
Current tax assets	135,743	75,923
Other assets	3,593,785	7,603,338
Cash and cash equivalents	81,021,280	9,335,123
Total assets	149,852,136	81,659,945
Equity and liabilities
Equity attributable to equity holders of the parent	77,628,320	800,620
Share capital	4,530,701	3,000,000
Capital reserve	83,422,824	4,169,843
(Accumulated Deficit)	(9,948,029)	(6,331,002)
Currency translation reserve	(377,176)	(38,221)
Non-controlling interests	276,904	281,658
Total Equity	77,905,224	1,082,278
Non-current liabilities	9,396,050	12,452,059
Loans	1,639,813	2,797,277
Provisions	135,784	134,476
Lease liabilities	7,620,453	8,816,494
Deferred tax liabilities	0	703,812
Current liabilities	62,550,863	68,125,608
Loans	20,646,533	28,648,651
Trade accounts payable	30,610,890	24,147,955
Current tax liabilities	1,274,111	255,221
Provisions	575,940	1,993,833
Lease liabilities	1,593,975	3,155,469
Other financial liabilities	3,949,072	5,837,124
Other liabilities	3,900,342	4,087,355
Total equity and liabilities	€ 149,852,136	€ 81,659,945